Fair Values of Assets and Liabilities - Valuation Assumption Ranges for Level 3 Available-for-Sale Investment Securities (Detail)	Dec. 31, 2013
Minimum [Member] | Residential Non-Agency Prime [Member] | Residential [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	6.00%
Lifetime probability of default rates
Lifetime loss severity rates	25.00%
Discount margin	2.00%
Minimum [Member] | Residential Non-Agency Non-Prime [Member] | Residential [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	2.00%
Lifetime probability of default rates	4.00%
Lifetime loss severity rates	15.00%
Discount margin	1.00%
Minimum [Member] | Asset-Backed Securities [Member] | Asset Backed Securities Other [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	6.00%
Lifetime probability of default rates	5.00%
Lifetime loss severity rates	40.00%
Discount margin	7.00%
Maximum [Member] | Residential Non-Agency Prime [Member] | Residential [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	20.00%
Lifetime probability of default rates	7.00%
Lifetime loss severity rates	65.00%
Discount margin	5.00%
Maximum [Member] | Residential Non-Agency Non-Prime [Member] | Residential [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	10.00%
Lifetime probability of default rates	12.00%
Lifetime loss severity rates	70.00%
Discount margin	6.00%
Maximum [Member] | Asset-Backed Securities [Member] | Asset Backed Securities Other [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	6.00%
Lifetime probability of default rates	5.00%
Lifetime loss severity rates	40.00%
Discount margin	7.00%
Average [Member] | Residential Non-Agency Prime [Member] | Residential [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	13.00%
Lifetime probability of default rates	4.00%
Lifetime loss severity rates	42.00%
Discount margin	4.00%
Average [Member] | Residential Non-Agency Non-Prime [Member] | Residential [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	6.00%
Lifetime probability of default rates	8.00%
Lifetime loss severity rates	54.00%
Discount margin	3.00%
Average [Member] | Asset-Backed Securities [Member] | Asset Backed Securities Other [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	6.00%
Lifetime probability of default rates	5.00%
Lifetime loss severity rates	40.00%
Discount margin	7.00%